Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2018
Disclosure of critical accounting estimates and judgments [Abstract]
Critical Accounting Estimates and Judgments
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of potentially causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(a)	Useful lives of investment properties and property and equipment
The Group depreciates investment properties and property and equipment on a straight-line basis over their estimated useful lives with no residual value assumed. The estimated useful lives are based on the nature of the assets, as well as current operating strategy and legal considerations, such as contractual life. Future events, such as property expansions, property developments, new competition or new regulations, could result in a change in the manner in which the Group uses certain assets and could have an impact on the estimated useful lives of such assets.
During the year ended December 31, 2017, the Group changed the estimated useful lives of certain of its property and equipment and investment properties based on a combination of factors accumulating over time that provided the Group with updated information to make a better estimate on the economic lives of these assets. These factors included (1) the accumulation of historical asset replacement data at the Group’s operating properties, which reflects the actual length of time the Group uses certain assets, (2) the stabilization of the operating, regulatory and competitive environment in Macao, which includes meeting the final land concession government-imposed deadlines for the Group’s properties on Cotai, (3) transitioning to more predictable renovation cycles at the Group’s operating properties and (4) consideration of the estimated useful lives assigned to buildings of the Group’s peers in the gaming and hospitality industry. Based on these factors, as well as the anticipated use and condition of the assets evaluated, the Group determined changes to the useful lives of certain property and equipment and investment properties were appropriate. As a result, the Group revised the estimated useful lives of its leasehold interests in land, land improvements, buildings and building improvements from a range of 15 to 40 years to 10 to 50 years and certain other furniture, fittings and equipment from 3 to 6 years to 5 to 10 years to better reflect the estimated periods during which these assets are expected to remain in service.
These changes in estimated useful lives of the assets were accounted for as changes in accounting estimates effective July 1, 2017. The impact of these changes for the year ended December 31, 2017, was a decrease in depreciation expense and an increase in operating profit of US$89 million, and an increase in net profit attributable to equity holders of the Company of US$88 million, or earnings per share of US1.10 cents on a basic and diluted basis.

(b)	Impairment of non-financial assets
The Group follows the guidance of International Accounting Standard (“IAS”) 36 “Impairment of Assets” to determine when assets are impaired, which requires significant judgment. In making this judgment, the Group evaluates, among other factors, the duration and extent to which the recoverable amount of assets is less than their carrying balance, including factors such as the industry performance and changes in operational and financing cash flows. When required, the recoverable amount of the CGU would be determined based on value-in-use calculations. These calculations require the use of estimates, including operating results, income and expenses of the business, future economic conditions on growth rates, future returns and discount rate.
Changes in the key assumptions on which the recoverable amount of the assets is based could significantly affect the Group’s financial position and results of operations.

(c)	Provision of expected credit loss for trade receivables
The Group applies the IFRS 9 simplified approach to measure expected credit losses, using a lifetime expected loss allowance for all trade and other receivables. The Group determines the allowance based on specific customer information, historical write-off experience, current industry and economic data and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions. A provision of expected credit loss for trade receivables is recorded when the Group believes it is probable the recoverable amount of the receivables will be less than their carrying amounts. Account balances are written off against the allowance when the Group considers the receivables to be uncollectible. Management believes there are no concentrations of credit risk for which an allowance has not been established. Although management believes the allowance is adequate, it is possible the estimated amount of cash collections with respect to trade receivables could change.

(d)	Litigation provisions
The Group is subject to various claims and legal actions. The accruals for these claims and legal actions are estimated in accordance with IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”. Based on consultations with legal counsel, management estimated no significant loss would be incurred beyond the amounts provided. Actual results could differ from these estimates.